Offerings - Offering: 1	Jul. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	912,494
Proposed Maximum Offering Price per Unit	101.88
Maximum Aggregate Offering Price	$ 92,964,888.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,232.92
Offering Note
(1)
Consisting of the shares of Class A common stock that may be sold by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form
S-3
(File
No. 333-286840)
(the “Registration Statement”) for Shift4 Payments, Inc. (the “Registrant”) also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated in accordance with Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the registrant’s Class A common stock as reported on the New York Stock Exchange on July 11, 2025 (such date being within five business days of the date that this prospectus supplement was filed with the U.S. Securities and Exchange Commission).

(3)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended, (the “Securities Act”). Represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement paid herewith.